Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Allowance for credit loss reserve	$ 21	$ 10	$ 71
Allowance for credit loss reserve, note receivable	$ 12	$ 12	$ 0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	675,000,000	675,000,000	675,000,000
Common stock, shares issued	13,581,242	13,553,049	10,829,908
Common stock, shares outstanding	13,119,065	13,071,601	10,539,441
Treasury stock, shares	462,117	481,448	290,467
Open World Ltd. [Member]
Common stock par value	$ 0.0001	$ 0.0001	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000	5,000,000
Common stock, shares issued	126,080	126,080	116,030
Common stock, shares outstanding	126,080	126,080	116,030
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	37,564,767	37,564,767	37,564,767
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	85	85	85
Preferred stock, shares issued	0.85	0.85	0.85
Preferred stock, shares outstanding	0.85	0.85	0.85